Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	25.28%	23.63%	20.78%
Risk-free interest rate	0.65%	0.32%	1.98%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 2 months 19 days	4 years 1 month 24 days	4 years 1 month 9 days
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	22.44%	36.58%	18.59%
Risk-free interest rate	0.24%	0.05%	0.80%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	15 days	15 days	15 days